Income taxes - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Operating Loss Carryforward, Various Expiration Dates
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	$ 0	$ 911
Operating Loss Carryforward, Expiration Year Unlimited
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	$ 6,054